Party-in-Interest Transactions (Narrative) (Details) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 27,751,436	$ 25,010,983
Dividends and interest income	694,886
Net gains	3,062,443
Notes receivable from participants	751,982	$ 765,464
Interest income on notes receivable from participants	$ 70,934
First BanCorp. Common Stock [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	63,701	54,811
Investments at fair value	$ 1,320,517	$ 1,018,946
Dividends and interest income	43,112
Net gains	159,590
Net appreciation in fair value of investments	146,479
Number of shares purchased, market value of common stock	130,841
Total acquisition costs	244,093
Proceeds from sale of common stock	143,952
Realized gains from sale of common stock	$ 13,111